Quarterly Holdings Report
for
Fidelity® China Region Fund
July 31, 2022
HKC-NPRT3-0922
1.804836.118
Common Stocks - 94.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.6%
Entertainment - 2.8%
Bilibili, Inc. ADR (a)(b)	606,500	14,822,860
NetEase, Inc.	937,400	17,535,727
		32,358,587
Interactive Media & Services - 7.8%
Tencent Holdings Ltd.	2,387,700	92,281,767
TOTAL COMMUNICATION SERVICES		124,640,354
CONSUMER DISCRETIONARY - 21.9%
Automobiles - 4.5%
Great Wall Motor Co. Ltd. (H Shares)	4,248,500	6,700,268
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,646,000	9,031,720
Li Auto, Inc.:
ADR (a)	527,700	17,329,668
Class A (a)	249,800	4,012,762
XPeng, Inc. ADR (a)	658,300	16,082,269
		53,156,687
Hotels, Restaurants & Leisure - 2.4%
Galaxy Entertainment Group Ltd.	1,869,000	11,118,906
Sands China Ltd. (a)	2,107,200	4,942,522
Trip.com Group Ltd. (a)	144,000	3,712,430
Trip.com Group Ltd. ADR (a)	330,400	8,517,712
		28,291,570
Household Durables - 0.5%
Haier Smart Home Co. Ltd. (A Shares)	1,590,163	5,853,166
Internet & Direct Marketing Retail - 11.9%
Alibaba Group Holding Ltd. (a)	5,675,200	63,808,932
JD.com, Inc. Class A	341,300	10,181,850
Meituan Class B (a)(c)	2,088,988	46,863,006
Pinduoduo, Inc. ADR (a)	375,705	18,413,302
		139,267,090
Leisure Products - 0.3%
Bafang Electric Suzhou Co. Ltd. (A Shares)	150,700	3,915,655
Specialty Retail - 0.4%
China International Travel Service Corp. Ltd. (A Shares)	140,300	4,377,726
Textiles, Apparel & Luxury Goods - 1.9%
Li Ning Co. Ltd.	1,458,000	11,812,736
LVMH Moet Hennessy Louis Vuitton SE	15,900	11,040,242
		22,852,978
TOTAL CONSUMER DISCRETIONARY		257,714,872
CONSUMER STAPLES - 4.7%
Beverages - 2.8%
Kweichow Moutai Co. Ltd. (A Shares)	75,345	21,206,528
Wuliangye Yibin Co. Ltd. (A Shares)	438,960	11,628,471
		32,834,999
Food Products - 0.9%
Unified-President Enterprises Corp.	4,539,000	10,650,916
Household Products - 0.4%
C&S Paper Co. Ltd. (A Shares)	2,955,102	4,911,887
Personal Products - 0.6%
Proya Cosmetics Co. Ltd. (A Shares)	267,260	6,988,389
TOTAL CONSUMER STAPLES		55,386,191
ENERGY - 1.1%
Energy Equipment & Services - 1.1%
China Oilfield Services Ltd. (H Shares)	13,650,000	12,554,682
FINANCIALS - 16.2%
Banks - 7.0%
China Construction Bank Corp. (H Shares)	42,791,610	27,327,182
E.SUN Financial Holdings Co. Ltd.	10,363,553	9,522,151
Hang Seng Bank Ltd.	866,200	13,958,687
Industrial & Commercial Bank of China Ltd. (H Shares)	58,546,000	30,952,563
		81,760,583
Capital Markets - 1.3%
Hong Kong Exchanges and Clearing Ltd.	326,500	14,983,234
Diversified Financial Services - 0.9%
Far East Horizon Ltd.	13,323,500	10,981,420
Insurance - 7.0%
AIA Group Ltd.	5,974,600	60,024,718
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,169,000	4,630,943
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,056,500	17,963,170
		82,618,831
TOTAL FINANCIALS		190,344,068
HEALTH CARE - 4.6%
Biotechnology - 1.4%
Innovent Biologics, Inc. (a)(c)	1,021,000	4,259,640
Legend Biotech Corp. ADR (a)	6,600	311,784
Zai Lab Ltd. (a)	986,000	4,025,695
Zai Lab Ltd. ADR (a)	182,900	7,412,937
		16,010,056
Health Care Equipment & Supplies - 0.8%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,091,500	1,279,226
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	193,515	8,321,197
		9,600,423
Life Sciences Tools & Services - 1.3%
Wuxi Biologics (Cayman), Inc. (a)(c)	1,622,500	15,530,761
Pharmaceuticals - 1.1%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	304,640	4,160,232
Hansoh Pharmaceutical Group Co. Ltd. (c)	4,450,000	8,673,359
		12,833,591
TOTAL HEALTH CARE		53,974,831
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	10,000	700,000
Air Freight & Logistics - 0.6%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	339,529	7,399,851
Construction & Engineering - 0.2%
China State Construction International Holdings Ltd.	1,894,000	1,966,407
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	191,634	3,527,941
Machinery - 2.3%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,301,713	12,772,177
Weichai Power Co. Ltd. (H Shares)	3,298,000	4,722,292
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,078,384	10,034,670
		27,529,139
Professional Services - 0.2%
Centre Testing International Group Co. Ltd. (A Shares)	923,700	2,818,473
Transportation Infrastructure - 0.5%
Hainan Meilan International Airport Co. Ltd. (a)	2,294,000	5,622,563
TOTAL INDUSTRIALS		49,564,374
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.4%
ZTE Corp. (H Shares)	1,986,000	4,270,587
Electronic Equipment & Components - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,313,000	12,069,073
Unimicron Technology Corp.	457,000	2,430,084
		14,499,157
IT Services - 1.1%
TravelSky Technology Ltd. (H Shares)	7,260,000	12,041,580
Vnet Group, Inc. ADR (a)	165,516	854,063
		12,895,643
Semiconductors & Semiconductor Equipment - 21.9%
eMemory Technology, Inc.	190,481	7,547,657
Hua Hong Semiconductor Ltd. (a)(c)	1,728,000	5,173,060
MediaTek, Inc.	1,138,000	26,134,947
Parade Technologies Ltd.	186,000	6,981,837
Silergy Corp.	156,000	2,910,014
SK Hynix, Inc.	39,130	2,947,034
Taiwan Semiconductor Manufacturing Co. Ltd.	12,056,000	206,087,517
		257,782,066
TOTAL INFORMATION TECHNOLOGY		289,447,453
MATERIALS - 3.8%
Chemicals - 0.3%
Weihai Guangwei Composites Co. Ltd. (A Shares)	341,358	3,553,596
Construction Materials - 0.3%
West China Cement Ltd.	24,942,000	2,923,176
Containers & Packaging - 1.3%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,860,071	15,634,844
Metals & Mining - 1.9%
Ganfeng Lithium Co. Ltd. (H Shares) (c)	138,040	1,247,651
Zijin Mining Group Co. Ltd. (H Shares)	17,976,000	21,044,783
		22,292,434
TOTAL MATERIALS		44,404,050
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Link (REIT)	879,811	7,363,608
Real Estate Management & Development - 2.3%
China Overseas Land and Investment Ltd.	2,431,000	6,704,691
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	4,844,469
Jinke Smart Services Group Co. Ltd.	818,200	1,617,659
KE Holdings, Inc. ADR (a)	580,131	8,185,648
Longfor Properties Co. Ltd. (c)	837,000	2,793,590
Sunac Services Holdings Ltd. (c)	5,129,000	2,201,904
		26,347,961
TOTAL REAL ESTATE		33,711,569
TOTAL COMMON STOCKS (Cost $1,025,637,912)		1,111,742,444

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	2,468,643
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	5,562,462
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,155,082)		8,031,105

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ZKH Group Ltd. 8% 12/23/22 (d)(e) (Cost $1,771,978)	1,771,978	1,771,978

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	48,547,748	48,557,458
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	14,401,339	14,402,780
TOTAL MONEY MARKET FUNDS (Cost $62,960,238)		62,960,238

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,098,525,210)	1,184,505,765
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(9,383,680)
NET ASSETS - 100.0%	1,175,122,085

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,026,898 or 8.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,503,083 or 0.9% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863
Space Exploration Technologies Corp. Class A	2/16/21	419,990
ZKH Group Ltd. 8% 12/23/22	2/24/22	1,771,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	-	244,800,362	196,242,904	147,106	-	-	48,557,458	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	38,808,345	100,660,085	125,065,650	73,072	-	-	14,402,780	0.0%
Total	38,808,345	345,460,447	321,308,554	220,178	-	-	62,960,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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